Investments in associates and joint ventures (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
La Rural S. A. [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%	50.00%
Group's interest in comprehensive income/(loss)	$ (42)	$ (221)	$ 251
Value of group interest in equity	$ 243	$ 277
Condor [Member]
Statement [Line Items]
% ownership interest	21.70%	18.89%	18.89%
Group's interest in comprehensive income/(loss)	$ 425	$ (679)	$ 295
Value of group interest in equity	$ 0	$ 2,657
Quality Invest [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%	50.00%
Group's interest in comprehensive income/(loss)	$ (983)	$ (425)	$ 456
Value of group interest in equity	$ 3,858	$ 4,800
New Lipstick [Member]
Statement [Line Items]
% ownership interest	49.96%	49.96%	49.96%
Group's interest in comprehensive income/(loss)	$ 69	$ (787)	$ 18,801
Value of group interest in equity	$ 143	$ 357
BHSA [Member]
Statement [Line Items]
% ownership interest	29.91%	29.91%	29.91%
Group's interest in comprehensive income/(loss)	$ 873	$ (1,240)	$ (936)
Value of group interest in equity	$ 9,665	$ 8,792
TGLT [Member]
Statement [Line Items]
% ownership interest	27.82%	27.82%	30.20%
Group's interest in comprehensive income/(loss)	$ (723)	$ (3,537)	$ (285)
Value of group interest in equity	$ 813	$ 1,537
Other joint ventures [Member]
Statement [Line Items]
% ownership interest	0.00%	0.00%	0.00%
Group's interest in comprehensive income/(loss)	$ (447)	$ (3,957)	$ (2,896)
Value of group interest in equity	1,404	1,516
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Group's interest in comprehensive income/(loss)	(828)	(10,846)	$ 21,478
Value of group interest in equity	$ 16,126	$ 19,936